Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 16,667	$ 16,330	$ 72,509	$ 53,099
North America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	15,507	12,487	56,958	48,204
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,160	$ 3,843	$ 15,551	$ 4,895